Share Capital (Details) - Schedule of the number of options granted to employees under the option plan - Employees [Member]	6 Months Ended
Jun. 30, 2022 $ / shares shares
Share Capital (Details) - Schedule of the number of options granted to employees under the option plan [Line Items]
Number of options, Options outstanding at the beginning of the period | shares	1,220,694
Weighted average exercise price, Options outstanding at the beginning of the period | $ / shares	$ 7.71
Number of options, Granted | shares	615,000
Weighted average exercise price, Granted | $ / shares	$ 9.22
Number of options, Exercised | shares	(39,457)
Weighted average exercise price, Exercised | $ / shares	$ 4.42
Number of options, Forfeited or expired | shares	(10,938)
Weighted average exercise price, Forfeited or expired | $ / shares	$ 10.49
Number of options, Options outstanding at the end of the year | shares	1,785,299
Weighted average exercise price, Options outstanding at the end of the year | $ / shares	$ 8.14
Number of options, Options exercisable at the end of the year | shares	819,651
Weighted average exercise price, Options exercisable at the end of the year | $ / shares	$ 6.5